OTHER REQUIRED DISCLOSURES (Financial debt reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (2,016,996)	$ (2,527,439)
Cash flows	320,890	562,327
Reclassifications	0	0
Acquisitions - finance leases	(11,653)	(3,170)
Foreign exchange adjustments	15,702	4,633
Other non cash movements	(46,602)	(53,347)
Liabilities arising from financing activities, ending balance	(1,738,659)	(2,016,996)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(294,103)	(338,765)
Cash flows	57,856	54,779
Reclassifications	0	0
Acquisitions - finance leases	(11,653)	(3,170)
Foreign exchange adjustments	8,059	(329)
Other non cash movements	(19,780)	(6,618)
Liabilities arising from financing activities, ending balance	(259,621)	(294,103)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(395,604)	(559,782)
Cash flows	253,824	511,203
Reclassifications	(662,708)	(306,414)
Acquisitions - finance leases	0	0
Foreign exchange adjustments	7,643	4,962
Other non cash movements	(25,728)	(45,573)
Liabilities arising from financing activities, ending balance	(822,573)	(395,604)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,327,289)	(1,628,892)
Cash flows	9,210	(3,655)
Reclassifications	662,708	306,414
Acquisitions - finance leases	0	0
Foreign exchange adjustments	0	0
Other non cash movements	(1,094)	(1,156)
Liabilities arising from financing activities, ending balance	$ (656,465)	$ (1,327,289)